Loans and advances to clients (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Assets Considered To Be Impaired [Abstract]
With no Past-Due Balances or Less than 3 Months Past Due	R$ 10,844,831	R$ 10,550,548	R$ 10,307,442
With Balances Past Due by
3 to 6 Months	4,123,796	2,983,575	3,763,466
6 to 12 Months	3,791,805	4,921,527	4,186,323
12 to 18 Months	271,965	339,596	265,407
18 to 24 Months	20,825	53,578	20,045
More than 24 Months	91,773	38,308	56,696
Total	19,144,995	18,887,132	18,599,379
Debt Sector
Commercial and industrial	11,993,953	11,628,655	10,748,644
Real estate - Construction	781,886	718,514	828,966
Installment loans to individuals	6,304,134	6,487,717	6,970,241
Lease financing	65,022	52,246	51,528
Total	R$ 19,144,995	R$ 18,887,132	R$ 18,599,379